Derivative Financial Instruments and Hedging (Schedule of Effect of Components Excluded From the Assessment of Hedge Effectiveness on the Consolidated Statements of Income) (Detail) - Fair value hedges - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) from Components Excluded from Assessment of Fair Value Hedge Effectiveness, Net	¥ (1,233)	¥ (1,249)	¥ (3,020)
Foreign exchange contracts | Interest expense
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) from Components Excluded from Assessment of Fair Value Hedge Effectiveness, Net	9	6	3
Foreign exchange contracts | Other (income) and expense
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) from Components Excluded from Assessment of Fair Value Hedge Effectiveness, Net	0	0	0
Options held/written and other | Life insurance premiums and related investment income
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) from Components Excluded from Assessment of Fair Value Hedge Effectiveness, Net	0	0	0
Options held/written and other | Interest expense
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) from Components Excluded from Assessment of Fair Value Hedge Effectiveness, Net	0	0	0
Options held/written and other | Other (income) and expense
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) from Components Excluded from Assessment of Fair Value Hedge Effectiveness, Net	¥ 31	¥ 32	¥ 29